Income taxes (Components of Deferred Income Tax Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred income tax assets:
Net operating loss carry-forward	$ 465	$ 203
Less: Valuation allowance	(465)	(203)
Deferred income tax assets, net
Deferred tax liabilities:
Unrealized exchange gain	319
Deferred tax liabilities	$ 319